Note 7 - Risk Management - Loans And Advances At Amortized Cost (Details)	Dec. 31, 2019 EUR (€)
Stage 1 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	€ 352,282,000,000
Stage 1 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(9,021,000,000)
Stage 1 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(13,546,000,000)
Stage 1 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	5,656,000,000
Stage 1 [Member] | Transfers to stage 3 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(1,571,000,000)
Stage 1 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	440,000,000
Stage 1 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	20,296,000,000
Stage 1 [Member] | Writteoffs [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(152,000,000)
Stage 1 [Member] | Changes In Model
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Stage 1 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	1,611,000,000
Stage 1 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(1,000,000)
Stage 1 [Member] | Other impairment losses [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(1,782,000,000)
Stage 1 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	363,234,000,000
Stage 2 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	30,707,000,000
Stage 2 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	6,279,000,000
Stage 2 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	13,546,000,000
Stage 2 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(5,656,000,000)
Stage 2 [Member] | Transfers to stage 3 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(2,698,000,000)
Stage 2 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	1,087,000,000
Stage 2 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(2,739,000,000)
Stage 2 [Member] | Writteoffs [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(349,000,000)
Stage 2 [Member] | Changes In Model
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Stage 2 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	35,000,000
Stage 2 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(27,000,000)
Stage 2 [Member] | Other impairment losses [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(388,000,000)
Stage 2 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	33,518,000,000
Stage 3 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	16,359,000,000
Stage 3 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	2,741,000,000
Stage 3 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Stage 3 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Stage 3 [Member] | Transfers to stage 3 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	4,269,000,000
Stage 3 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(1,527,000,000)
Stage 3 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	246,000,000
Stage 3 [Member] | Writteoffs [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(3,407,000,000)
Stage 3 [Member] | Changes In Model
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Stage 3 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	16,000,000
Stage 3 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	15,000,000
Stage 3 [Member] | Other impairment losses [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(11,000,000)
Stage 3 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	15,959,000,000
Total Member | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	399,347,000,000
Total Member | Transfers Of Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Total Member | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Total Member | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Total Member | Transfers to stage 3 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Total Member | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Total Member | Net Production Finnancial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	17,804,000,000
Total Member | Writteoffs [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(3,908,000,000)
Total Member | Changes In Model
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0
Total Member | Foreign Exchange Loss [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	1,662,000,000
Total Member | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(13,000,000)
Total Member | Other impairment losses [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(2,180,000,000)
Total Member | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	€ 412,711,000,000